Share Repurchase Program (Additional Information) (Details) - Share Repurchase Program [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value		$ 70,000		$ 70,000		$ 50,000
Treasury Stock Shares Repurchased		1,491,795	686,396	2,104,405	1,675,815
Treasury Stock Shares Repurchased Consideration Value		$ 20,000	$ 11,000	$ 29,998	$ 25,000
Average Price Per Treasury Shares		$ 13.41	$ 16.03	$ 14.25	$ 14.92
Available for future repurchases value		$ 47,081		$ 47,081
Subsequent Event [Member] | Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Company common stock repurchased, Shares	1,467,935
Common stock repurchased consideration	$ 20,000